Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Class A C I | RiverFront Long-Term Growth Fund
RIVERFRONT LONG-TERM GROWTH FUND
INVESTMENT OBJECTIVE
The RiverFront Long-Term Growth Fund (the "Fund") seeks to achieve long term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 27 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 50 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A C I RiverFront Long-Term Growth Fund	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	none		none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Annual Fund Operating Expenses - Class A C I RiverFront Long-Term Growth Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	0.75%	none
Shareholder Services Fees		none	0.25%	none
Other Expenses		0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses		0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.88%	2.63%	1.63%
Fee Waiver and Expense Reimbursement	[1]	(0.73%)	(0.73%)	(0.73%)
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement		1.15%	1.90%	0.90%
[1]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of total annual expenses of the Fund (including Acquired Fund Fees and Expenses) to 0.90% of the average daily net assets for the Class A, Class C and Class I shares. This obligation excludes Distribution and Services (12b-1) Fees, Shareholder Services Fees, taxes, brokerage commissions and extraordinary expenses. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to December 31, 2012 except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of Years You Own Your Shares
Expense Example - Class A C I RiverFront Long-Term Growth Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	661	1,041	1,446	2,571
Class C Shares	293	748	1,329	2,906
Class I Shares	92	443	817	1,869

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A C I RiverFront Long-Term Growth Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	661	1,041	1,446	2,571
Class C Shares	193	748	1,329	2,906
Class I Shares	92	443	817	1,869

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth. The portfolio is built around a strategic allocation which allocates the portfolio's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The Fund commenced operations on September 27, 2010. The performance shown for periods prior to September 27, 2010 reflects the performance of the RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds - RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund's shares had been available during the periods shown, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.

The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.

Calendar Year Annual Returns for Class A Shares

Best quarter:	2nd Quarter, 2009	16.70%
Worst quarter:	2nd Quarter, 2010	-10.08%

After-tax returns are shown only for Class A shares, and the after-tax returns for Class C and Class I shares will vary. After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns - Class A C I RiverFront Long-Term Growth Fund	One Year	Since Inception	Inception Date
Class A Shares	6.60%	17.76%	Oct 28, 2008
Class A Shares Return After Taxes on Distributions	6.19%	17.43%	Oct 28, 2008
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%	Oct 28, 2008
Class C Shares	10.86%	19.89%	Oct 28, 2008
Class I Shares	12.92%	21.07%	Oct 28, 2008
S&P 500 Index	15.06%	16.98%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class A C I | RiverFront Long-Term Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 YEAR	rr_ExpenseExampleYear01	661
3 YEARS	rr_ExpenseExampleYear03	1,041
5 YEARS	rr_ExpenseExampleYear05	1,446
10 YEARS	rr_ExpenseExampleYear10	2,571
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	661
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,041
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,446
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,571
Annual Return 2009	rr_AnnualReturn2009	26.54%
Annual Return 2010	rr_AnnualReturn2010	12.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.08%)
One Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	17.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Class A C I | RiverFront Long-Term Growth Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	17.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Class A C I | RiverFront Long-Term Growth Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	15.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Class A C I | RiverFront Long-Term Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
1 YEAR	rr_ExpenseExampleYear01	293
3 YEARS	rr_ExpenseExampleYear03	748
5 YEARS	rr_ExpenseExampleYear05	1,329
10 YEARS	rr_ExpenseExampleYear10	2,906
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	193
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	748
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,329
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,906
One Year	rr_AverageAnnualReturnYear01	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	19.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Class A C I | RiverFront Long-Term Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 YEAR	rr_ExpenseExampleYear01	92
3 YEARS	rr_ExpenseExampleYear03	443
5 YEARS	rr_ExpenseExampleYear05	817
10 YEARS	rr_ExpenseExampleYear10	1,869
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	92
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	443
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	817
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,869
One Year	rr_AverageAnnualReturnYear01	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception	21.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Class A C I | RiverFront Long-Term Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RIVERFRONT LONG-TERM GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverFront Long-Term Growth Fund (the "Fund") seeks to achieve long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 27 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 50 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth. The portfolio is built around a strategic allocation which allocates the portfolio's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The Fund commenced operations on September 27, 2010. The performance shown for periods prior to September 27, 2010 reflects the performance of the RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds - RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund's shares had been available during the periods shown, the performance shown may have been different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2nd Quarter, 2009	16.70%
Worst quarter:	2nd Quarter, 2010	-10.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and the after-tax returns for Class C and Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A shares, and the after-tax returns for Class C and Class I shares will vary. After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

Class A C I | RiverFront Long-Term Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.98%

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of total annual expenses of the Fund (including Acquired Fund Fees and Expenses) to 0.90% of the average daily net assets for the Class A, Class C and Class I shares. This obligation excludes Distribution and Services (12b-1) Fees, Shareholder Services Fees, taxes, brokerage commissions and extraordinary expenses. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to December 31, 2012 except with the approval of the Board of Trustees.
[3]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

RIVERFRONT MODERATE GROWTH FUND
INVESTMENT OBJECTIVE
The RiverFront Moderate Growth Fund (the "Fund") seeks to achieve long term capital appreciation with a modest allocation to bonds to reduce volatility.
FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 27 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 50 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RiverFront Moderate Growth Fund	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	none		none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Annual Fund Operating Expenses - RiverFront Moderate Growth Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	0.75%	none
Shareholder Services Fees		none	0.25%	none
Other Expenses	[1]	0.65%	0.65%	0.65%
Acquired Fund Fees and Expenses	[2]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		2.01%	2.76%	1.76%
Fee Waiver and Expense Reimbursement	[3]	(0.50%)	(0.50%)	(0.50%)
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement		1.51%	2.26%	1.26%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. Other Expenses may include administrative (networking, omnibus positioning) fees charged by intermediaries with respect to processing orders in Fund shares.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. These expenses are expected to be indirectly incurred by the Fund as a result of its investments in investment companies and exchange-traded funds ("ETFs"). Because these costs are indirect, the Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
[3]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.05% of the Fund's average daily net assets. This agreement is in effect through August 31, 2012. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of Years You Own Your Shares
Expense Example - RiverFront Moderate Growth Fund (USD $)	1 YEAR	3 YEARS
Class A Shares	704	1,132
Class C Shares	329	808
Class I Shares	128	505

You would pay the following expenses if you did not re-deem your shares:
Expense Example, No Redemption - RiverFront Moderate Growth Fund (USD $)	1 YEAR	3 YEARS
Class A Shares	704	1,132
Class C Shares	229	808
Class I Shares	128	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of moderate growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and exchange-traded funds) and 20% fixed income securities (including corporate debt and exchange-traded funds). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund's portfolio and its income.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

PERFORMANCE INFORMATION

The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
RiverFront Moderate Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
1 YEAR	rr_ExpenseExampleYear01	704
3 YEARS	rr_ExpenseExampleYear03	1,132
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	704
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,132
RiverFront Moderate Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	2.26%
1 YEAR	rr_ExpenseExampleYear01	329
3 YEARS	rr_ExpenseExampleYear03	808
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	229
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	808
RiverFront Moderate Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 YEAR	rr_ExpenseExampleYear01	128
3 YEARS	rr_ExpenseExampleYear03	505
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	128
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	505
RiverFront Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RIVERFRONT MODERATE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverFront Moderate Growth Fund (the "Fund") seeks to achieve long term capital appreciation with a modest allocation to bonds to reduce volatility.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 27 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 50 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not re-deem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of moderate growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and exchange-traded funds) and 20% fixed income securities (including corporate debt and exchange-traded funds). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally be invested in 80% equity securities (including common stock and exchange-traded funds) and 20% fixed income securities (including corporate debt and exchange-traded funds).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund's portfolio and its income.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year. Other Expenses may include administrative (networking, omnibus positioning) fees charged by intermediaries with respect to processing orders in Fund shares.
[3]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. These expenses are expected to be indirectly incurred by the Fund as a result of its investments in investment companies and exchange-traded funds ("ETFs"). Because these costs are indirect, the Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
[4]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.05% of the Fund's average daily net assets. This agreement is in effect through August 31, 2012. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[5]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months.

RIVERFRONT LONG-TERM GROWTH & INCOME FUND
INVESTMENT OBJECTIVE
The RiverFront Long-Term Growth & Income Fund (the "Fund") seeks to achieve long term growth and income through a combination of capital appreciation and rising dividend payments.
FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 27 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 50 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RiverFront Long Term Growth & Income Fund	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	none		none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Annual Fund Operating Expenses - RiverFront Long Term Growth & Income Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	0.75%	none
Shareholder Services Fees		none	0.25%	none
Other Expenses	[1]	0.65%	0.65%	0.65%
Acquired Fund Fees and Expenses	[2]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		2.01%	2.76%	1.76%
Fee Waiver and Expense Reimbursement	[3]	(0.50%)	(0.50%)	(0.50%)
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement		1.51%	2.26%	1.26%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. Other Expenses may include administrative (networking, omnibus positioning) fees charged by intermediaries with respect to processing orders in Fund shares.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. These expenses are expected to be indirectly incurred by the Fund as a result of its investments in investment companies and exchange-traded funds ("ETFs"). Because these costs are indirect, the Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
[3]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.05% of the Fund's average daily net assets. This agreement is in effect through August 31, 2012. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of Years You Own Your Shares
Expense Example - RiverFront Long Term Growth & Income Fund (USD $)	1 YEAR	3 YEARS
Class A Shares	704	1,132
Class C Shares	329	808
Class I Shares	128	505

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - RiverFront Long Term Growth & Income Fund (USD $)	1 YEAR	3 YEARS
Class A Shares	704	1,132
Class C Shares	229	808
Class I Shares	128	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed for investors seeking current income and the potential for their income level to grow over time, while managing risk. To achieve these objectives the Fund will typically have a substantial allocation to dividend paying stocks; therefore, investors in this Fund should be able to assume a certain degree of portfolio volatility. Under normal conditions, the portfolio is expected to have between 60% and 90% of its assets invested in a diversified basket of dividend paying stocks, with the balance of the Fund (typically 10%-40%) invested in various other income-paying securities, including corporate debt. The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund's portfolio and its income.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be delisted from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial re-porting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

PERFORMANCE INFORMATION

The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
RiverFront Long Term Growth & Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
1 YEAR	rr_ExpenseExampleYear01	704
3 YEARS	rr_ExpenseExampleYear03	1,132
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	704
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,132
RiverFront Long Term Growth & Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	2.26%
1 YEAR	rr_ExpenseExampleYear01	329
3 YEARS	rr_ExpenseExampleYear03	808
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	229
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	808
RiverFront Long Term Growth & Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 YEAR	rr_ExpenseExampleYear01	128
3 YEARS	rr_ExpenseExampleYear03	505
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	128
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	505
RiverFront Long Term Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RIVERFRONT LONG-TERM GROWTH & INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverFront Long-Term Growth & Income Fund (the "Fund") seeks to achieve long term growth and income through a combination of capital appreciation and rising dividend payments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 27 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 50 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed for investors seeking current income and the potential for their income level to grow over time, while managing risk. To achieve these objectives the Fund will typically have a substantial allocation to dividend paying stocks; therefore, investors in this Fund should be able to assume a certain degree of portfolio volatility. Under normal conditions, the portfolio is expected to have between 60% and 90% of its assets invested in a diversified basket of dividend paying stocks, with the balance of the Fund (typically 10%-40%) invested in various other income-paying securities, including corporate debt. The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the portfolio is expected to have between 60% and 90% of its assets invested in a diversified basket of dividend paying stocks, with the balance of the Fund (typically 10%-40%) invested in various other income-paying securities, including corporate debt.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund's portfolio and its income.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be delisted from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial re-porting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year. Other Expenses may include administrative (networking, omnibus positioning) fees charged by intermediaries with respect to processing orders in Fund shares.
[3]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. These expenses are expected to be indirectly incurred by the Fund as a result of its investments in investment companies and exchange-traded funds ("ETFs"). Because these costs are indirect, the Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
[4]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.05% of the Fund's average daily net assets. This agreement is in effect through August 31, 2012. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[5]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months.

RIVERFRONT MODERATE GROWTH & INCOME FUND
INVESTMENT OBJECTIVE

The RiverFront Moderate Growth & Income Fund (the "Fund") seeks to provide current income consistent with the potential for growth and income through a combination of bond income, capital appreciation, and rising dividend payments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 27 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 50 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RiverFront Moderate Growth & Income Fund	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	none		none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Annual Fund Operating Expenses - RiverFront Moderate Growth & Income Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	0.75%	none
Shareholder Services Fees		none	0.25%	none
Other Expenses	[1]	0.65%	0.65%	0.65%
Acquired Fund Fees and Expenses	[2]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		2.01%	2.76%	1.76%
Fee Waiver and Expense Reimbursement	[3]	(0.50%)	(0.50%)	(0.50%)
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement		1.51%	2.26%	1.26%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. Other Expenses may include administrative (networking, omnibus positioning) fees charged by intermediaries with respect to processing orders in Fund shares.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. These expenses are expected to be indirectly incurred by the Fund as a result of its investments in investment companies and exchange-traded funds ("ETFs"). Because these costs are indirect, the Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
[3]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.05% of the Fund's average daily net assets. This agreement is in effect through August 31, 2012. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of Years You Own Your Shares
Expense Example - RiverFront Moderate Growth & Income Fund (USD $)	1 YEAR	3 YEARS
Class A Shares	704	1,132
Class C Shares	329	808
Class I Shares	128	505

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - RiverFront Moderate Growth & Income Fund (USD $)	1 YEAR	3 YEARS
Class A Shares	704	1,132
Class C Shares	229	808
Class I Shares	128	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed for investors seeking current income and the potential for their income level to grow over time. To achieve these objectives the Fund will typically have a substantial allocation to dividend paying stocks; therefore, investors in this portfolio should be able to assume a certain degree of portfolio volatility. Under normal conditions, the Fund is expected to invest between 50% and 70% of its assets invested in a diversified basket of dividend paying stocks, with the balance of the Fund (typically 30-50%) invested in various other income-paying securities, including corporate debt. The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund's portfolio and its income.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

PERFORMANCE INFORMATION

The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
RiverFront Moderate Growth & Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
1 YEAR	rr_ExpenseExampleYear01	704
3 YEARS	rr_ExpenseExampleYear03	1,132
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	704
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,132
RiverFront Moderate Growth & Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	2.26%
1 YEAR	rr_ExpenseExampleYear01	329
3 YEARS	rr_ExpenseExampleYear03	808
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	229
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	808
RiverFront Moderate Growth & Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 YEAR	rr_ExpenseExampleYear01	128
3 YEARS	rr_ExpenseExampleYear03	505
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	128
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	505
RiverFront Moderate Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RIVERFRONT MODERATE GROWTH & INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The RiverFront Moderate Growth & Income Fund (the "Fund") seeks to provide current income consistent with the potential for growth and income through a combination of bond income, capital appreciation, and rising dividend payments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 27 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 50 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed for investors seeking current income and the potential for their income level to grow over time. To achieve these objectives the Fund will typically have a substantial allocation to dividend paying stocks; therefore, investors in this portfolio should be able to assume a certain degree of portfolio volatility. Under normal conditions, the Fund is expected to invest between 50% and 70% of its assets invested in a diversified basket of dividend paying stocks, with the balance of the Fund (typically 30-50%) invested in various other income-paying securities, including corporate debt. The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Fund is expected to invest between 50% and 70% of its assets invested in a diversified basket of dividend paying stocks, with the balance of the Fund (typically 30-50%) invested in various other income-paying securities, including corporate debt.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
•

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund's portfolio and its income.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on August 2, 2010. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year. Other Expenses may include administrative (networking, omnibus positioning) fees charged by intermediaries with respect to processing orders in Fund shares.
[3]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. These expenses are expected to be indirectly incurred by the Fund as a result of its investments in investment companies and exchange-traded funds ("ETFs"). Because these costs are indirect, the Total annual Fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table (when available) because that ratio does not include the Acquired fund fees and expenses.
[4]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.05% of the Fund's average daily net assets. This agreement is in effect through August 31, 2012. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[5]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Investors Class | RiverFront Long-Term Growth Fund
RIVERFRONT LONG-TERM GROWTH FUND
INVESTMENT OBJECTIVE
The RiverFront Long-Term Growth Fund (the "Fund") seeks to achieve long term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Annual Fund Operating Expenses - Investors Class RiverFront Long-Term Growth Fund		Investor Class Shares	Class L Shares
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.49%	0.49%
Acquired Fund Fees and Expenses		0.24%	0.24%
Total Annual Fund Operating Expenses		1.88%	1.63%
Fee Waiver and Expense Reimbursement	[1]	(0.73%)	(0.73%)
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement		1.15%	0.90%
[1]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of total annual expenses of the Fund (including Acquired Fund Fees and Expenses) to 0.90% of the average daily net assets for the Investor and Class L shares. This obligation excludes distribution and service (12b-1) fees, taxes, brokerage commissions and extraordinary expenses. Each of the Adviser and the Sub- Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to December 31, 2012 except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of Years You Own Your Shares
Expense Example - Investors Class RiverFront Long-Term Growth Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Shares	117	520	948	2,139
Class L Shares	92	443	817	1,869

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Investors Class RiverFront Long-Term Growth Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Shares	117	520	948	2,139
Class L Shares	92	443	817	1,869

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth. The portfolio is built around a strategic allocation which allocates the portfolio's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to pur-chase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Performance prior to September 27, 2010 reflects that of Institutional Shares of RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds - RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund's Class L and Investor shares had been available during the periods shown, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.

The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.

Calendar Year Annual Returns for Class L Shares

Best quarter:	2ndQuarter,2009	16.77%
Worst quarter:	2ndQuarter,2010	-10.02%

After-tax returns are shown only for Class L shares, and the after-tax returns for Investor Class shares will vary. After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns - Investors Class RiverFront Long-Term Growth Fund	One Year	Since Inception	Inception Date
Class L Shares	12.87%	21.04%	Oct 28, 2008
Class L Shares Return After Taxes on Distributions	12.41%	20.69%	Oct 28, 2008
Class L Shares Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%	Oct 28, 2008
Investor Class Shares	12.58%	20.71%	Oct 28, 2008
S&P 500 Index	15.06%	16.98%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Investors Class | RiverFront Long-Term Growth Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 YEAR	rr_ExpenseExampleYear01	117
3 YEARS	rr_ExpenseExampleYear03	520
5 YEARS	rr_ExpenseExampleYear05	948
10 YEARS	rr_ExpenseExampleYear10	2,139
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	520
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	948
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,139
One Year	rr_AverageAnnualReturnYear01	12.58%
Since Inception	rr_AverageAnnualReturnSinceInception	20.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Investors Class | RiverFront Long-Term Growth Fund | Class L Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Net Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 YEAR	rr_ExpenseExampleYear01	92
3 YEARS	rr_ExpenseExampleYear03	443
5 YEARS	rr_ExpenseExampleYear05	817
10 YEARS	rr_ExpenseExampleYear10	1,869
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	92
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	443
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	817
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,869
Annual Return 2009	rr_AnnualReturn2009	26.86%
Annual Return 2010	rr_AnnualReturn2010	12.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.02%)
One Year	rr_AverageAnnualReturnYear01	12.87%
Since Inception	rr_AverageAnnualReturnSinceInception	21.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Investors Class | RiverFront Long-Term Growth Fund | Class L Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.41%
Since Inception	rr_AverageAnnualReturnSinceInception	20.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Investors Class | RiverFront Long-Term Growth Fund | Class L Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	18.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Investors Class | RiverFront Long-Term Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RIVERFRONT LONG-TERM GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverFront Long-Term Growth Fund (the "Fund") seeks to achieve long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth. The portfolio is built around a strategic allocation which allocates the portfolio's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to pur-chase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Performance prior to September 27, 2010 reflects that of Institutional Shares of RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds - RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund's Class L and Investor shares had been available during the periods shown, the performance shown may have been different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns for Class L Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2ndQuarter,2009	16.77%
Worst quarter:	2ndQuarter,2010	-10.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class L shares, and the after-tax returns for Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class L shares, and the after-tax returns for Investor Class shares will vary. After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

Investors Class | RiverFront Long-Term Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.98%

[1]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of total annual expenses of the Fund (including Acquired Fund Fees and Expenses) to 0.90% of the average daily net assets for the Investor and Class L shares. This obligation excludes distribution and service (12b-1) fees, taxes, brokerage commissions and extraordinary expenses. Each of the Adviser and the Sub- Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to December 31, 2012 except with the approval of the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011